New standards and amendments and interpretations of existing standards (Details Text) - BRL (R$)	Dec. 31, 2018	Dec. 31, 2017
New Standards And Amendments And Interpretations Of Existing Standards Details Text [Abstract]
Equity investments classified as available for sale with fair value - Held for long-term strategic purposes		R$ 11,038,000,000
Reclassifications - Debentures		35,600,087,000
Reclassifications - Promissory notes		486,289,000
Financial assets pledged as collateral
Loans and advances to financial institutions, net of provision for losses		123,691,195,000
Financial assets at fair value through profit or loss		801,182,000
Financial assets at fair value through other comprehensive income		R$ 59,482,796,000
Impacts on the balance sheet
Recognition of right of use assets	R$ 3,984,117,000
Recognition of right of use liabilities	R$ 4,518,042,000